Revenue from contracts with customers (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Summary of Revenue from contracts with customers

	For the year ended
	31 March 2021	31 March 2020	31 March 2019
Sale of power	47,673	47,759	42,969
Sale of services - management shared services (refer note 44)	14	15	27
Income from engineering, procurement and construction service	434	543	82
Sale of services - operation and maintenance services (refer note 44)	37	16	—
Sale of services - consultancy service	26	—	—
Income from sale of renewable energy certificates	3	79	66

Total	48,187	48,412	43,144

Summary of Contract balance
e)	Contract balances

	As at 31 March 2021	As at 31 March 2020	As at 1 April 2019
Trade receivables (refer note 10)	35,980	25,914	19,176
Contract assets (refer note 13)	86	25	1
Contract liabilities (refer note 24)	1,425	1	4